Earnings per Share - Stock Dividend (Details)	Jul. 01, 2019
Earnings Per Share
Dividends Payable, Date to be Paid	Jul. 01, 2019
Special stock dividend, rate percent	4.00%
Special stock dividend, record date	Jun. 15, 2019